INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of pre-tax income (loss)
Pre-tax income (loss) reflected in the consolidated statements of operations for the years ended March 31, 2024, 2023 and 2022 is as follows (in thousands):

	Year Ended March 31,
	2024	2023	2022
		As Restated	As Restated
U.S.	$(40,555)	$(18,429)	$39,146
Foreign	(20)	2,001	550
Total	$(40,575)	$(16,428)	$39,696

Schedule of income tax provision
Income tax provision consists of the following (in thousands):

	Year Ended March 31,
	2024	2023	2022
		As Restated	As Restated
Current tax expense
Federal	$—	$—	$—
State	14	70	477
Foreign	919	2,045	1,381
Total current tax expense	933	2,115	1,858
Deferred tax expense
Federal	18	23	9
State	21	108	22
Foreign	(261)	(306)	(548)
Total deferred tax expense (benefit)	(222)	(175)	(517)
Income tax provision	$711	$1,940	$1,341

Schedule of federal income tax rate reconciliation
The income tax provision differs from the amount computed by applying the federal statutory rate of 21% to loss before income taxes as follows (in thousands):

	For the year ended March 31,
	2024	2023	2022
		As Restated	As Restated
Expense (benefit) at the federal statutory rate	$(8,507)	$(3,450)	$8,341
Equity compensation	1,102	1,945	195
Permanent items	768	1,498	1,941
Foreign taxes	264	586	1,761
State income taxes	(860)	(124)	(133)
Valuation allowance	6,313	2,890	(7,396)
Uncertain tax positions	(8,010)	(3,791)	(6,349)
Credit monetization	—	—	(2,100)
Expiration of attributes	10,901	5,733	18,345
Research and development credits	(1,169)	(1,582)	(2,094)
Warrant fair value adjustments	(1,093)	(2,152)	(12,606)
Other	1,002	387	1,436
Income tax provision	$711	$1,940	$1,341

Schedule of components of deferred tax assets and liabilities
Significant components of deferred tax assets and liabilities are as follows (in thousands):

	As of March 31,
	2024	2023	2022
		As Restated	As Restated
Deferred tax assets
Loss carryforwards	$54,280	$56,675	$59,636
Deferred revenue	27,431	25,903	29,206
Capitalized research and development	27,785	23,949	16,289
Tax credits	15,888	15,894	16,085
Disallowed interest	16,572	13,162	12,296
Other accruals and reserves not currently deductible for tax purposes	4,685	4,494	4,450
Lease obligations	2,269	2,384	2,514
Inventory	2,426	2,715	1,701
Acquired intangibles	1,344	961	853
Accrued warranty expense	365	495	447
Gross deferred tax assets	153,045	146,632	143,477
Valuation allowance	(147,674)	(141,218)	(138,086)
Total deferred tax assets, net of valuation allowance	$5,371	$5,414	$5,391
Deferred tax liabilities
Depreciation	$(2,038)	$(2,009)	$(1,921)
Lease assets	(1,929)	(2,128)	(2,439)
Other	(1,130)	(548)	(1,048)
Total deferred tax liabilities	$(5,097)	$(4,685)	$(5,408)
Net deferred tax assets (liabilities)	$274	$729	$(17)

Reconciliation of gross unrecognized tax benefits
A reconciliation of the gross unrecognized tax benefits is as follows (in thousands):

	For the year ended March 31,
	2024	2023	2022
		As restated	As restated
Beginning Balance	$96,343	$99,603	$101,119
Increase in balances related to tax positions in current period	2,229	2,778	2,785
Increase in balances related to tax positions in prior period	—	—	4,881
Decrease in balances related to tax positions in prior period	(1,364)	(817)	(1,020)
Decrease in balances due to lapse in statute of limitations	(8,867)	(5,221)	(8,162)
Ending balance	$88,341	$96,343	$99,603